Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of other provisions [line items]
Other provisions	R$ 57,449
Other provisions	35,040
Labor
Disclosure of other provisions [line items]
Other provisions	3,788	R$ 3,312
Additional provisions, other provisions	676	1,071
Provision used, other provisions	(239)	(560)
Other provisions	4,225	3,823
Civil
Disclosure of other provisions [line items]
Other provisions	24,330	18,370
Additional provisions, other provisions	15,965	19,147
Provision used, other provisions	(13,501)	(14,782)
Other provisions	30,068	22,735
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Other provisions	28,118	21,682
Additional provisions, other provisions	27,104	20,218
Provision used, other provisions	(20,182)	(15,342)
Other provisions	R$ 35,040	R$ 26,558